Other reserves	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other reserves
29. Other reserves

Other reserves comprise the following:

	Capital redemption reserve £m	Equity reserve 1 £m	Revaluation reserve £m	Translation reserve 1 £m	Total other reserves £m
1 January 2017	2.7	(203.4)	271.3	1,665.2	1,735.8
Exchange adjustments on foreign currency net investments	–	–	–	(640.1)	(640.1)
Gain on revaluation of available for sale investments	–	–	32.1	–	32.1
Recognition and remeasurement of financial instruments	–	(8.7)	–	–	(8.7)
31 December 2017	2.7	(212.1)	303.4	1,025.1	1,119.1
Exchange adjustments on foreign currency net investments	–	–	–	275.0	275.0
Accounting policy change (IFRS 9) 1	–	–	(303.4)	(104.0)	(407.4)
Recognition and remeasurement of financial instruments	–	(24.3)	–	–	(24.3)
31 December 2018	2.7	(236.4)	–	1,196.1	962.4
Exchange adjustments on foreign currency net investments	–	–	–	(607.1)	(607.1)
Exchange adjustments recycled to the income statement on disposal of discontinued operations	–	–	–	(284.0)	(284.0)
Share cancellations	0.5	–	–	–	0.5
Recognition and remeasurement of financial instruments	–	10.6	–	–	10.6
Share purchases – close period commitments	–	(252.3)	–	–	(252.3)
31 December 2019	3.2	(478.1)	–	305.0	(169.9)

Notes
1	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.
2	Due to the adoption of IFRS 9, cumulative gains and losses on revaluation of available for sale investments have been transferred to retained earnings.